Financial Instruments - Summary of Carrying Value of Financial Instruments at Amortized Cost (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Carrying Value Of Financial Instruments At Amortized Cost [Line Items]
Cash	$ 33,101,294	$ 19,341,756
Amounts receivable	228,872	190,612
Accounts payable and accrued liabilities	3,031,527	3,921,875
Payable to Auritec	0	5,000,000
Loans payable	$ 0	$ 62,709